CRITICAL JUDGMENTS, ESTIMATES, ASSUMPTIONS AND RISKS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of detailed information about accounting judgments and estimates [Line Items]
(Decrease) increase in other provisions	$ (35)	$ (108)	$ (79)	$ (82)